Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2065 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Advisor Freedom Blend 2065 Fund - Class A
Bar Chart Table:
Annual Return 2020	17.54%
Annual Return 2021	15.87%
Annual Return 2022	(19.22%)